FINANCIAL INSTRUMENTS - Foreign Exchange Forward Contracts at Fair Value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 UYU ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2023 USD ($) UYU ($) DKK (kr) EUR (€) CLP ($) COP ($) GBP (£) INR (₨) AUD ($)	Dec. 31, 2022 USD ($) COP ($) GBP (£) CLP ($) AUD ($) INR (₨) MXN ($) DKK (kr) ARS ($)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Fair value (liabilities)																	$ (308)	$ (2,004)
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	876.95	920.50
Notional foreign currency rate								$ 875.93								$ 858.02
Fair value (liabilities)																	$ (10)	$ (557)
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	890.85	919.60
Notional foreign currency rate								$ 877.33								858.02
Fair value (liabilities)																	$ (120)	$ (550)
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	39.36	920.20
Notional foreign currency rate				$ 39.37												858.02
Fair value (liabilities)																	$ (1)	$ (555)
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	1.46	4,774.65
Notional foreign currency rate	$ 1.46												$ 4,831.78
Fair value (liabilities)																	$ (89)	$ (111)
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	6.67	81.92
Notional foreign currency rate		kr 6.72										₨ 82.85
Fair value (liabilities)																	$ (88)	$ (111)
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																		4,810.5
Notional foreign currency rate													4,860.91
Fair value (liabilities)																		$ (97)
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																		19.63
Notional foreign currency rate															$ 19.69
Fair value (liabilities)																		$ (23)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Fair value assets																	$ 2,330	$ 552
Foreign exchange forward contracts | Settlement 1
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	1.54	191.95
Notional foreign currency rate	$ 1.46													$ 192.57
Fair value assets																	$ 789	$ 17
Foreign exchange forward contracts | Settlement 2
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	6.82	19.87
Notional foreign currency rate		kr 6.71													$ 19.59
Fair value assets																	$ 172	$ 71
Foreign exchange forward contracts | Settlement 3
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	0.82	4,847.49
Notional foreign currency rate			£ 0.78										4,834.53
Fair value assets																	$ 63	$ 21
Foreign exchange forward contracts | Settlement 4
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	0.79	4,858.43
Notional foreign currency rate			£ 0.78										4,834.53
Fair value assets																	$ 14	$ 38
Foreign exchange forward contracts | Settlement 5
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	39.46	4,856.25
Notional foreign currency rate				$ 39.21									$ 4,834.53
Fair value assets																	$ 29	$ 35
Foreign exchange forward contracts | Settlement 6
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts | ₨																	83.51	83.05
Notional foreign currency rate | ₨					₨ 83.31							₨ 82.98
Fair value assets																	$ 19	$ 7
Foreign exchange forward contracts | Settlement 7
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	83.44	1.21
Notional foreign currency rate					₨ 83.25						£ 1.21
Fair value assets																	$ 17	$ 33
Foreign exchange forward contracts | Settlement 8
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	0.91	856.55
Notional foreign currency rate						€ 0.90										$ 861.90
Fair value assets																	$ 8	$ 76
Foreign exchange forward contracts | Settlement 9
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	4,006.5	6.93
Notional foreign currency rate							$ 3,846.04			kr 6.89
Fair value assets																	$ 336	$ 58
Foreign exchange forward contracts | Settlement 10
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	4,005.08	0.67
Notional foreign currency rate							3,846.03		$ 0.68
Fair value assets																	$ 333	$ 196
Foreign exchange forward contracts | Settlement 11
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	4,004.07
Notional foreign currency rate							3,846.02
Fair value assets																	$ 331
Foreign exchange forward contracts | Settlement 12
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	3,898.5
Notional foreign currency rate							3,868.41
Fair value assets																	$ 62
Foreign exchange forward contracts | Settlement 13
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	3,907
Notional foreign currency rate							3,866.64
Fair value assets																	$ 83
Foreign exchange forward contracts | Settlement 14
Disclosure of detailed information about financial instruments [line items]
Foreign currency rate from contracts																	3,901.8
Notional foreign currency rate							$ 3,865.84
Fair value assets																	$ 74